S000029727 [Member] Expense Example - BrandywineGLOBAL - Diversified US Large Cap Value Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 662
Expense Example, with Redemption, 3 Years	915
Expense Example, with Redemption, 5 Years	1,186
Expense Example, with Redemption, 10 Years	1,962
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	619
Expense Example, with Redemption, 5 Years	1,070
Expense Example, with Redemption, 10 Years	2,125
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	476
Expense Example, with Redemption, 5 Years	832
Expense Example, with Redemption, 10 Years	1,834
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	491
Expense Example, with Redemption, 10 Years	1,101
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	457
Expense Example, with Redemption, 10 Years	$ 1,034